Formation of LiveXLive Tickets, Inc. and Acquisition of Wantickets' Assets (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Formation of LiveXLive Tickets, Inc. and Acquisition of Wantickets' Assets [Abstract]
Schedule of preliminary allocation of purchase price of assets acquired
Asset Type	Fair Value
Fixed Assets	$109,000
Trademark/Trade Name	431,100
Software	1,003,600
Customer Relationships	368,600
Domain Names	106,400
Goodwill	1,321,300
Purchase Price	$3,340,000

Schedule of unaudited pro forma results of operations
	Unaudited Pro-Forma
	Six Months Ended	Six Months Ended	Six Months Ended	Six Months Ended
	September 30,	September 30,	September 30,	September 30,
	2017	2016	2017	2016
Revenue	$372,142	$1,424,000	$758,162	$2,403,000
Cost of revenue	71,680	440,000	163,571	687,000
Gross Margin	300,462	984,000	594,591	1,716,000

Operating expenses:
Selling, general and administrative	3,753,653	2,392,657	6,324,902	4,262,543
Related party expenses	90,000	90,000	180,000	180,000
Total operating expenses	3,843,653	2,482,657	6,504,902	4,442,543
Loss from operations	(3,543,191)	(1,498,657)	(5,910,311)	(2,726,543)

Other income (expense):
Interest expense, net	(758,835)	(407,977)	(1,393,784)	(1,109,245)
Earnings from investment in OCHL	—	(19,515)	—	63,669
Total other income (expense)	(758,835)	(427,492)	(1,393,784)	(1,045,576)

Net loss	$(4,302,026)	$(1,926,149)	$(7,304,095)	$(3,772,119)

Net loss per share – basic and diluted	$(0.12)	$(0.06)	$(0.20)	$(0.12)

Weighted average common shares – basic and diluted	36,010,577	31,779,749	35,770,667	31,292,337

	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
	(unaudited)	(unaudited)
Revenue	$3,972,000	$5,744,000

Cost of revenue	1,147,000	2,052,000

Gross profit	2,825,000	3,692,000

Operating expenses:
Selling, general and administrative	9,479,801	7,297,000
Related party expenses	360,000	360,000
Total operating expenses	9,839,801	7,657,000
Loss from operations	(7,014,801)	(3,965,000)

Other income (expense)
Interest expense, net	(497,152)	(218,498)
Other income	6,667	—
Fair value of warrants issued for note extension and inducement to convert	(2,002,977)	—
Earnings from investment in OCHL	132,832	410,553
Fair value of warrants and beneficial conversion feature on debt conversion	(3,248,948)	—
Fair value of beneficial conversion feature	(136,936)	—
Impairment of note receivable - related party	(213,331)	—
Loss on sale of investment in OCHL	(2,790,073)	—
Total other income (expense)	(8,749,918)	192,055

Net loss	$(15,764,719)	$(3,772,945)

Net Loss per common share – basic and diluted	$(0.47)	$(0.12)

Weighted average common shares – basic and diluted	33,198,735	30,694,265